SHARE INCENTIVE PLAN (Share Options, NonEmployees) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Sep. 27, 2011	Apr. 18, 2008	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares: Outstanding, October 1, 2011			11,310,872
Number of shares: Granted	400,000	11,045,500
Number of shares: Forfeited			467,308
Number of shares: Exercised			7,096,540
Number of shares: Cancelled				(8,487,788)
Number of shares: Outstanding, September 30, 2012			3,747,024	11,310,872
Number of shares: Exercisable			3,072,504
Weighted-average exercise price: Outstanding, October 1, 2011			$ 0.65
Weighted-average exercise price: Granted				$ 0.26	$ 0.87
Weighted-average exercise price: Forfeited			$ 1.28
Weighted-average exercise price: Exercised			$ 0.49
Weighted-average exercise price: Cancelled				$ 0.82
Weighted-average exercise price: Outstanding, September 30, 2012			$ 0.87	$ 0.65
Weighted-average exercise price: Exercisable			$ 0.81
Weighted-average remaining contractual term (years): Outstanding, October 1, 2011			7 years	7 years 1 month 21 days
Weighted-average remaining contractual term (years): Outstanding, September 30, 2012			7 years	7 years 1 month 21 days
Weighted-average remaining contractual term (years): Exercisable			6 years 8 months 27 days
Aggregated intrinsic value: Outstanding, October 1, 2011
Aggregated intrinsic value: Outstanding, September 30, 2012
Aggregated intrinsic value: Exercisable
Weighted-average grant-date fair value of options granted			$ 0.0	$ 0.26	$ 0.87
Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares: Outstanding, October 1, 2011			977,212
Number of shares: Granted
Number of shares: Forfeited			50,612
Number of shares: Exercised			775,100
Number of shares: Cancelled
Number of shares: Outstanding, September 30, 2012			151,500	977,212
Number of shares: Exercisable			151,500
Weighted-average exercise price: Outstanding, October 1, 2011			$ 0.62
Weighted-average exercise price: Granted			$ 0.0
Weighted-average exercise price: Forfeited			$ 0.62
Weighted-average exercise price: Exercised			$ 0.62
Weighted-average exercise price: Cancelled			$ 0.0
Weighted-average exercise price: Outstanding, September 30, 2012			$ 0.62	$ 0.62
Weighted-average exercise price: Exercisable			$ 0.62
Weighted-average remaining contractual term (years): Outstanding, October 1, 2011			5 years 6 months 18 days	6 years 6 months 18 days
Weighted-average remaining contractual term (years): Outstanding, September 30, 2012			5 years 6 months 18 days	6 years 6 months 18 days
Weighted-average remaining contractual term (years): Exercisable			5 years 6 months 18 days
Aggregated intrinsic value: Outstanding, October 1, 2011			27
Aggregated intrinsic value: Outstanding, September 30, 2012			25	27
Aggregated intrinsic value: Exercisable			$ 25
Weighted-average grant-date fair value of options granted			$ 0.0	$ 0.26	$ 0.0